Property and equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Less: accumulated depreciation	$ (27,542)	$ (22,716)
Total property and equipment, net	35,209	33,541
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	31,188	34,091
Office equipment
Property, Plant and Equipment
Property and equipment, gross	3,573	3,463
Furniture and fittings
Property, Plant and Equipment
Property and equipment, gross	1,221	1,363
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	13,583	14,904
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 13,186	$ 2,436